Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31	₪ 38,519		₪ 39,607
Depreciated cost at December 31 (in Dollars) | $		$ 12,386
Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	44,866		39,208
Additions	430		6,132
Deductions	(149)		(474)
Balance at Ending	45,147		44,866
Accumulated Depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	5,259		4,227
Additions	1,518		1,506
Deductions	(149)		(474)
Balance at Ending	6,628		5,259
Laboratory equipment [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31	172		215
Depreciated cost at December 31 (in Dollars) | $		55
Laboratory equipment [Member] | Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	2,922		3,362
Additions	4		34
Deductions	(149)		(474)
Balance at Ending	2,777		2,922
Laboratory equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	2,707		3,135
Additions	47		46
Deductions	(149)		(474)
Balance at Ending	2,605		2,707
Office furniture and equipment [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31	32		14
Depreciated cost at December 31 (in Dollars) | $		10
Office furniture and equipment [Member] | Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	119		119
Additions	25
Deductions
Balance at Ending	144		119
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	105		99
Additions	7		6
Deductions
Balance at Ending	112		105
Computers [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31	72		127
Depreciated cost at December 31 (in Dollars) | $		23
Computers [Member] | Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	613		568
Additions	24		45
Deductions
Balance at Ending	637		613
Computers [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	486		406
Additions	79		80
Deductions
Balance at Ending	565		486
Cars [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31	266
Depreciated cost at December 31 (in Dollars) | $		87
Cars [Member] | Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning
Additions	276
Deductions
Balance at Ending	276
Cars [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning
Additions	10
Deductions
Balance at Ending	10
Factory leasehold [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31	37,977		39,251
Depreciated cost at December 31 (in Dollars) | $		$ 12,211
Factory leasehold [Member] | Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	41,212		35,159
Additions	101		6,053
Deductions
Balance at Ending	41,313		41,212
Factory leasehold [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at Beginning	1,961		587
Additions	1,375		1,374
Deductions
Balance at Ending	₪ 3,336		₪ 1,961